Note 15 - Financial Instruments (Detail) (USD $)	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative, Number of Instruments Held	3	3	3
Derivative, Notional Amount	$ 60,000,000
Concentration Risk, Percentage	10.00%
Long-term Debt, Fair Value	58,900,000
Difference between Fair Value and Carrying Value	2,700,000
Long-term Debt	61,581,000
Carrying Value (Member)
Long-term Debt	$ 61,600,000
Interest Rate Swap [Member]
Derivative, Number of Instruments Held	3